Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share

The following table presents the computation of basic and diluted income (loss) per share of common stock:

	For the year ended December 31,
($ and shares in millions, except per share amounts)	2023	2022	2021
Numerator:
Net income from continuing operations attributable to IGT PLC	156	275	65
Net income from discontinued operations attributable to IGT PLC	—	—	417
Net income attributable to IGT PLC	156	275	482

Denominator:
Weighted-average shares - basic	200	202	205
Incremental shares under stock based compensation plans	3	2	2
Weighted-average shares - diluted	203	203	207

Net income from continuing operations attributable to IGT PLC per common share - basic	0.78	1.36	0.32
Net income from continuing operations attributable to IGT PLC per common share - diluted	0.77	1.35	0.31
Net income from discontinued operations attributable to IGT PLC per common share - basic	—	—	2.03
Net income from discontinued operations attributable to IGT PLC per common share - diluted	—	—	2.02
Net income attributable to IGT PLC per common share - basic	0.78	1.36	2.35
Net income attributable to IGT PLC per common share - diluted	0.77	1.35	2.33

Certain stock options to purchase common shares were outstanding, but were excluded from the computation of diluted earnings per share, because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive.

During years when we are in a net loss position, certain outstanding stock options and unvested restricted stock awards are excluded from the computation of diluted earnings per share because including them would have had an antidilutive effect.

For the years ended December 31, 2023 and December 31, 2022, there were nominal stock options and unvested restricted stock awards shares excluded from the computation of diluted earnings per share because including them would have had an antidilutive effect. There were no shares that would have had an antidilutive effect for the year ended December 31, 2021.